Share-Based Compensation - Liability-Classified Compensation (Details) - Performance shares - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 10	$ 12	$ (4)
General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	5	9	(4)
Oil and natural gas properties
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1	1	0
Oil, natural gas and NGL production expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	3	2	0
Restructuring and other termination costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1	$ 0	$ 0